Subsequent Events (Details Narrative) - USD ($)												2 Months Ended	12 Months Ended
	May 23, 2019	May 20, 2019	May 09, 2019	May 07, 2019	May 06, 2019	May 02, 2019	Apr. 23, 2019	Apr. 12, 2019	Apr. 02, 2019	Apr. 02, 2019	Feb. 01, 2019	Apr. 02, 2019	Dec. 31, 2018
Stock issued during period for services													530,001
Number of common stock , bonus compensation													6,240,000
One Investor [Member] | Private Offering [Member]
Number of shares sold											5,000
Shares sold, price per share											$ 2.00
Subsequent Event [Member]
Loss contingency damages sought value	$ 314,752
Accounts payable, related party	$ 314,000
Subsequent Event [Member] | Employees [Member]
Number of common stock , bonus compensation		5,500
Subsequent Event [Member] | One Investor [Member]
Number of shares sold									5,000		5,000
Shares sold, price per share									$ 2.00	$ 2.00	$ 2.00	$ 2.00
Subsequent Event [Member] | One Investor [Member] | Private Offering [Member]
Number of shares sold				3,000	500	500		1,000		5,000
Shares sold, price per share				$ 2.00	$ 2.00	$ 2.00		$ 2.00	$ 2.00	$ 2.00		$ 2.00
Subsequent Event [Member] | Accredited Investor [Member] | Private Offering [Member]
Number of shares sold			1,000
Shares sold, price per share			$ 2.00
Subsequent Event [Member] | MEC Consulting [Member]
Shares sold, price per share							$ 2.00
Stock issued during period for services							2,500
Subsequent Event [Member] | Newbridge Securities Corporation [Member] | Two Employees [Member]
Stock issued during period for services		20,000
Subsequent Event [Member] | Four Month Promissory Notes [Member] | Lobo Holdings, LLC [Member]
Debt instrument, principal amount									$ 100,000	$ 100,000		$ 100,000
Debt instrument, interest rate									18.00%	18.00%		18.00%
Number of shares pledged to secure company's obligation												1,000,000